Schedule of related party with their relationships and transactions (Details) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024
Related Party Transaction [Line Items]
Interest expense on note from a shareholder			$ 37
DLG Ventures Pte Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder as of December 31, 2024	Shareholder as of December 31, 2024		Shareholder as of December 31, 2024